Statutory Requirements (Details Narrative) $ in Thousands	Sep. 30, 2017 USD ($) Number	Dec. 31, 2016 USD ($)
Minimum capital surplus required		$ 5,000
Actual current capital surplus		19,835
LOUISIANA [Member]
Fair value of investment securities in LDI		$ 100
Maison [Member]
Actual current capital surplus	$ 35,962
Risk based capital ratio	300.00%
Number of surplus notes | Number	6
Debt instrument face amount	$ 9,000
Interest rate of surplus notes	10.00%
Maison [Member] | LOUISIANA [Member]
Minimum capital surplus required	$ 5,000
Fair value of investment securities in LDI	100
Maison [Member] | FLORIDA [Member]
Minimum capital surplus required	35,000
Fair value of investment securities in LDI	$ 300
Maison [Member] | TEXAS [Member]
Risk based capital ratio	300.00%
Fair value of investment securities in LDI	$ 2,000